SUPPLY CHAIN FINANCE (Tables)	9 Months Ended
Sep. 30, 2021
Supply Chain Finance
Schedule of supply chain finance

	09.30.21	12.31.20
Supply chain finance
Domestic market	1,749,226	1,309,167
Foreign market	168,093	165,060
	1,917,319	1,474,227

(-) Adjustment to present value	(28,100)	(21,590)
	1,889,219	1,452,637